Outstanding Balance of Loans Sold by Vintage and Type of Buyer (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011
Outstanding balance remaining of loans sold to outside investors	$ 116.1
Agency Securities
Outstanding balance remaining of loans sold to outside investors	84.3	[1]
Ginnie Mae
Outstanding balance remaining of loans sold to outside investors	17.4	[1]
Non-Agency Securities
Outstanding balance remaining of loans sold to outside investors	14.4
Vintage 2005
Outstanding balance remaining of loans sold to outside investors	9.2
Vintage 2005 | Agency Securities
Outstanding balance remaining of loans sold to outside investors	4.5	[1]
Vintage 2005 | Ginnie Mae
Outstanding balance remaining of loans sold to outside investors	0.7	[1]
Vintage 2005 | Non-Agency Securities
Outstanding balance remaining of loans sold to outside investors	4.0
Vintage 2006
Outstanding balance remaining of loans sold to outside investors	11.7
Vintage 2006 | Agency Securities
Outstanding balance remaining of loans sold to outside investors	5.4	[1]
Vintage 2006 | Ginnie Mae
Outstanding balance remaining of loans sold to outside investors	0.5	[1]
Vintage 2006 | Non-Agency Securities
Outstanding balance remaining of loans sold to outside investors	5.8
Vintage 2007
Outstanding balance remaining of loans sold to outside investors	15.6
Vintage 2007 | Agency Securities
Outstanding balance remaining of loans sold to outside investors	10.4	[1]
Vintage 2007 | Ginnie Mae
Outstanding balance remaining of loans sold to outside investors	0.6	[1]
Vintage 2007 | Non-Agency Securities
Outstanding balance remaining of loans sold to outside investors	4.6
Vintage 2008
Outstanding balance remaining of loans sold to outside investors	13.8
Vintage 2008 | Agency Securities
Outstanding balance remaining of loans sold to outside investors	11.1	[1]
Vintage 2008 | Ginnie Mae
Outstanding balance remaining of loans sold to outside investors	2.7	[1]
Vintage 2008 | Non-Agency Securities
Outstanding balance remaining of loans sold to outside investors	0
Vintage 2009
Outstanding balance remaining of loans sold to outside investors	30.6
Vintage 2009 | Agency Securities
Outstanding balance remaining of loans sold to outside investors	24.9	[1]
Vintage 2009 | Ginnie Mae
Outstanding balance remaining of loans sold to outside investors	5.7	[1]
Vintage 2009 | Non-Agency Securities
Outstanding balance remaining of loans sold to outside investors	0
Vintage 2010
Outstanding balance remaining of loans sold to outside investors	18.3
Vintage 2010 | Agency Securities
Outstanding balance remaining of loans sold to outside investors	14.2	[1]
Vintage 2010 | Ginnie Mae
Outstanding balance remaining of loans sold to outside investors	4.1	[1]
Vintage 2010 | Non-Agency Securities
Outstanding balance remaining of loans sold to outside investors	0
Fiscal Year 2011
Outstanding balance remaining of loans sold to outside investors	16.9
Fiscal Year 2011 | Agency Securities
Outstanding balance remaining of loans sold to outside investors	13.8	[1]
Fiscal Year 2011 | Ginnie Mae
Outstanding balance remaining of loans sold to outside investors	3.1	[1]
Fiscal Year 2011 | Non-Agency Securities
Outstanding balance remaining of loans sold to outside investors	$ 0

[1]	Balances based on loans serviced by the Company.